Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Revenues	$ 120,550	$ 115,846	$ 110,875
Operating Expenses
Cost of services and sales (exclusive of items shown below)	44,887	46,275	45,875
Selling, general and administrative expense	27,089	39,951	35,624
Depreciation and amortization expense	16,606	16,460	16,496
Total Operating Expenses	88,582	102,686	97,995
Operating Income	31,968	13,160	12,880
Equity in earnings of unconsolidated businesses	142	324	444
Other income and (expense), net	(166)	(1,016)	(14)
Interest expense	(2,667)	(2,571)	(2,827)
Income Before (Provision) Benefit For Income Taxes	29,277	9,897	10,483
(Provision) Benefit for income taxes	(5,730)	660	(285)
Net Income	23,547	10,557	10,198
Net income attributable to noncontrolling interests	12,050	9,682	7,794
Net income attributable to Verizon	11,497	875	2,404
Net Income	$ 23,547	$ 10,557	$ 10,198
Basic Earnings Per Common Share
Net income attributable to Verizon	$ 4.01	$ 0.31	$ 0.85
Weighted-average shares outstanding (in millions)	2,866	2,853	2,833
Diluted Earnings Per Common Share
Net income attributable to Verizon	$ 4.00	$ 0.31	$ 0.85
Weighted-average shares outstanding (in millions)	2,874	2,862	2,839